BASIC AND DILUTED NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
BASIC AND DILUTED NET INCOME PER SHARE
NOTE 13:      BASIC AND DILUTED NET INCOME PER SHARE

	Year ended December 31,
	2014	2015	2016

Numerator:
Net income	$9,954	$25,794	$28,124
Dividends accumulated for the period	(3,815)	-	-

Net income available to shareholders of ordinary shares	$6,139	$25,794	$28,124

Denominator:
Shares used in computing net income per ordinary shares, basic	13,335,059	32,124,772	33,741,359

	Year ended December 31,
	2014	2015	2016

Numerator:

Net income available to shareholders of ordinary shares	$9,954	$25,794	$28,124

Denominator:
Shares used in computing net income per ordinary shares, diluted	29,704,730	35,322,716	35,838,863